COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments due

2023	$36,750
2024	161,210
2025	356,000
2026	654,000
2027	930,000
Thereafter (through 2032)	7,200,000
Total	$9,337,960